Intangible Assets	12 Months Ended
Dec. 31, 2019
Disclosure Of Intangible Assets [Abstract]
Intangible Assets
11	Intangible Assets

(in thousands)	Goodwill	Concessions, licenses and similar rights	Advance payments	Total
Acquisition costs
As of January 1, 2018	€534	€85,271	€3,565	€89,370
Additions	-	12,150	3,128	15,278
Disposals	-	-	(765)	(765)
Reclassifications	-	4,431	(4,431)	-
As of December 31, 2018	€534	€101,853	€1,497	€103,883
As of January 1, 2019	€534	€101,853	€1,497	€103,883
Additions	-	11,744	1,529	13,273
Disposals	-	(133)	(477)	(610)
Reclassifications	-	146	(146)	-
Currency differences	-	(23)	-	(23)
Acquisition of subsidiaries and businesses, net of cash acquired	2,444	2,726	-	5,170
As of December 31, 2019	€2,978	€116,313	€2,403	€121,693

(in thousands)	Goodwill	Concessions, licenses and similar rights	Advance payments	Total
Cumulative depreciation and impairment charges
As of January 1, 2018	-	€5,833	-	€5,833
Depreciation	-	10,009	-	10,009
As of December 31, 2018	-	€15,842	-	€15,842
As of January 1, 2019	-	€15,842	-	€15,842
Depreciation	-	16,502	-	16,502
Disposals	-	(81)	-	(81)
Currency differences	-	(3)	-	(3)
As of December 31, 2019	-	€32,260	-	€32,260

(in thousands)	Goodwill	Concessions, licenses and similar rights	Advance payments	Total
Carrying amount
As of January 1, 2018	€534	€79,438	€3,565	€83,537
As of December 31, 2018	€534	€86,011	€1,497	€88,042
As of December 31, 2019	€2,978	€84,053	€2,403	€89,434

Contractual Commitments

Contractual commitments for the acquisition of intangible assets amounts to Nil as of December 31, 2019 (as of December 31, 2018: k€19,482).

Goodwill

For impairment testing, goodwill acquired through business combinations and intangible assets not yet in use have been allocated to the respective cash-generating units (CGU).

The goodwill acquired in the respective business combinations for the dates indicated is presented in the following table:

	MAB Discovery		JPT Peptide Technologies		reBOOST		Total
(in thousands)	As of December 31, 2019	As of December 31, 2018	As of December 31, 2019	As of December 31, 2018	As of December 31, 2019	As of December 31, 2018	As of December 31, 2019	As of December 31, 2018
Goodwill	€2,205	-	€534	€534	€239	-	€2,978	€534

The Group performs its annual goodwill impairment test for the respective year as per October 1.

The recoverable amount was determined on a value in use calculation using cash flow projections from budgets approved by senior management covering at least a five-year period.

Management concluded that no reasonable possible change of key assumptions on which the calculation of the recoverable amount is based would cause the carrying amount of the CGU to exceed its recoverable amount.

The pre-tax discount rate applied to cash flow projections for the year ended December 31, 2019 is 9.0% (for the year ended December 31, 2018: 12.2%) and cash flows beyond the five-year period are extrapolated using a 1.8% growth rate (for the year ended December 31, 2018: 1.0%).

As the recoverable amount exceeded the carrying amount of the CGU for every balance sheet date, no impairment charge was required.

Intangible Assets not yet Available for Use

Intangible assets not yet available for use did not exist in the years ended December 31, 2019 and December 31, 2018.